Employee benefit plans (Expected Benefit Payments Associated with Pension and Postretirement Benefit Plans) (Detail) ¥ in Millions	Mar. 31, 2020 JPY (¥)
Japan
Schedule of Pension Expected Future Benefit Payments [Line Items]
2021	¥ 82,748
2022	86,207
2023	87,914
2024	90,887
2025	87,909
from 2026 to 2030	441,675
Total	877,340
Foreign Plans
Schedule of Pension Expected Future Benefit Payments [Line Items]
2021	43,815
2022	45,841
2023	47,645
2024	49,795
2025	50,854
from 2026 to 2030	281,343
Total	¥ 519,293